As filed with the Securities and Exchange Commission on December 8, 2010
                                                                                                                                                              Registration Nos. 33-54126
                                                                                                                                                                                           811-07332
______________________________________________________________________________________

SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-1A

                                                                                                                          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                ☒

                                                                                      Pre-Effective Amendment No.                                                     ☐

                                                                                     Post-Effective Amendment No. 98                                               ☒

                                                                                                            and

                                                                                                           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      ☒

                                                                                                 Amendment No. 102                                                           ☒
_______________________________

BLACKROCK FUNDS III
(Exact Name of Registrant as Specified in Charter)

400 Howard Street
San Francisco, CA 94105
(Address of Principal Executive Offices)

Registrant’s Telephone Number: 1-800-882-0052
_______________________________

John Perlowski
BlackRock Funds III
55 East 52nd Street
New York, New York 10055
 (Name and Address of Agent for Service)
_______________________________

With copies  to:

John MacKinnon, Esq. Sidley Austin LLP 787 Seventh Avenue New York, New York 10019	Andrew Josef, Esq BlackRock Institutional Trust Company, N.A. 400 Howard Street San Francisco, CA 94105
_______________________________

It is proposed that this filing will become effective (check appropriate box)

☐           immediately upon filing pursuant to paragraph (b)
☒           on January 7, 2011 pursuant to paragraph (b)
☐           60 days after filing pursuant to paragraph (a)(1)
☐           on (date) pursuant to paragraph (a)(1) of Rule 485
☐           75 days after filing pursuant to paragraph (a)(2)
☐           on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 98 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 102 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of BlackRock Funds III (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until  January 7, 2011, the effectiveness of the registration statement for the CoreAlpha Bond Fund Class S shares  (the “Fund”), filed in Post-Effective Amendment No. 72 on May 13, 2009, pursuant to paragraph (a) of Rule 485 under the Securities Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act as follows:

PEA No.	Date Filed	Automatic Effective Date
73	July 24, 2009	August 17, 2009
74	August 14, 2009	September 1, 2009
75	August 31, 2009	September 30, 2009
76	September 29, 2009	October 29, 2009
77	October 28, 2009	November 27, 2009
79	November 25, 2009	December 21, 2009
80	December 18, 2009	January 11, 2010
82	January 8, 2010	February 7, 2010
83	February 5, 2010	March 7, 2010
85	March 5, 2010	April 4, 2010
86	April 1, 2010	May 1, 2010
89	April 30, 2010	May 30, 2010
90	May 28, 2010	June 25, 2010
92	June 24, 2010	July 23, 2010
93	July 22, 2010	August 20, 2010
94	August 19, 2010	September 17, 2010
95	September 16, 2010	October 15, 2010
96	October 14, 2010	November 12, 2010
97	November 10, 2010	December 9, 2010

This Post-Effective Amendment No. 98 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 72 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, BlackRock Funds III (the "Registrant") certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act and has duly caused this Post-Effective Amendment No. 98 to the Registration Statement on Form N-1A of the Registrant to be signed on behalf of the Registrant by the undersigned, duly authorized, in the City of New York and the State of New York on the 8th day of December 2010.

                                                                                              BLACKROCK FUNDS III

                                                                                              By    /s/ John Perlowski
                                                                                             John Perlowski
                                                                                            President and Chief Executive Officer
                                                                                             (Chief Executive Officer)

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 98 to the Registration Statement on Form N-1A of the Registrant has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ John Perlowski	President and Chief Executive Officer (Chief Executive Officer)	December 8, 2010
John Perlowski

/s/ Neal J. Andrews	Chief Financial Officer	December 8, 2010
Neal J. Andrews

Richard S. Davis*	Trustee	December 8, 2010
Richard S. Davis

Henry Gabbay*	Trustee	December 8, 2010
Henry Gabbay

David O. Beim*	Trustee	December 8, 2010
David O. Beim

Ronald W. Forbes*	Trustee	December 8, 2010
Ronald W. Forbes

Dr. Matina S. Horner*	Trustee	December 8, 2010
Dr. Matina S. Horner

Rodney D. Johnson*	Trustee	December 8, 2010
Rodney D. Johnson

Herbert I. London*	Trustee	December 8, 2010
Herbert I. London

Cynthia A. Montgomery*	Trustee	December 8, 2010
Cynthia A. Montgomery

Joseph P. Platt, Jr.*	Trustee	December 8, 2010
Joseph P. Platt, Jr.

	Robert C. Robb, Jr.*	Trustee	December 8, 2010
Robert C. Robb, Jr.

	Toby Rosenblatt*	Trustee	December 8, 2010
Toby Rosenblatt

	Kenneth L. Urish*	Trustee	December 8, 2010
Kenneth L. Urish

	Frederick W. Winter*	Trustee	December 8, 2010
Frederick W. Winter

*By:	/s/ Edward B. Baer		December 8, 2010
Edward B. Baer (Attorney-In-Fact)

*
Powers of Attorney, each dated December 3, 2009, for Richard S. Davis, Henry Gabbay, David O. Beim, Ronald W. Forbes, Dr. Matina S. Horner, Rodney D. Johnson, Herbert I. London, Cynthia A. Montgomery, Joseph P. Platt, Jr., Robert C. Robb, Jr., Toby Rosenblatt, Kenneth L. Urish and Frederick W. Winter are incorporated by reference to Post-Effective Amendment No. 84, filed March 2, 2010.